As filed with the Securities and Exchange Commission on August 19, 2011

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21332

HELIOS HIGH INCOME FUND, INC.

(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NY 10281

(Address of principal executive offices) (Zip code)

KIM G. REDDING, PRESIDENT

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-497-3746

Date of fiscal year end: March 31, 2012

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HELIOS HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
INVESTMENT GRADE CORPORATE BONDS - 2.9%
Telecommunications - 2.9%
Qwest Corp. [1]
(Cost - $928,426)	6.88%	09/15/33	$1,225	$1,180,594

Total INVESTMENT GRADE CORPORATE BONDS
(Cost - $928,426)				1,180,594

HIGH YIELD CORPORATE BONDS - 131.9%
Automotive - 1.3%
Ford Motor Co.	6.50	08/01/18	475	498,775
Motors Liquidation Co.	7.13	07/15/13	250	6,250
Motors Liquidation Co.	8.38	07/15/33	1,250	31,250

Total Automotive
(Cost - $429,215)				536,275

Basic Industry - 23.8%
AK Steel Corp. [1]	7.63	05/15/20	580	594,500
Arch Coal, Inc. [1]	8.75	08/01/16	500	542,500
Cascades, Inc.	7.75	12/15/17	500	521,250
Consol Energy, Inc. [1]	8.25	04/01/20	700	763,000
Domtar Corp. [1]	10.75	06/01/17	450	585,562
Georgia-Pacific LLC	7.25	06/01/28	220	244,452
Georgia-Pacific LLC	7.38	12/01/25	255	288,096
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC [1]	8.88	02/01/18	525	546,000
Huntsman International LLC	8.63	03/15/21	500	543,750
International Coal Group, Inc.	9.13	04/01/18	500	628,750
Mercer International, Inc. [1]	9.50	12/01/17	500	536,250
Momentive Performance	9.00	01/15/21	275	280,500
Solutia, Inc.	8.75	11/01/17	275	298,375
Steel Dynamics, Inc.	7.63	03/15/20	500	528,750
Tembec Industries, Inc. [1]	11.25	12/15/18	525	549,281
United States Steel Corp. [1]	7.00	02/01/18	1,000	1,010,000
Westlake Chemical Corp. [1]	6.63	01/15/16	625	643,750
Xerium Technologies, Inc. [2,3]	8.88	06/15/18	415	394,769

Total Basic Industry
(Cost - $8,718,473)				9,499,535

Capital Goods - 12.2%
Associated Materials LLC [2,3]	9.13	11/01/17	525	523,687
Berry Plastics Corp. [1]	9.50	05/15/18	525	521,063
Building Materials Corp. of America [2,3]	6.75	05/01/21	275	276,375
Crown Cork & Seal Co., Inc. [1]	7.38	12/15/26	525	514,500
Masonite International Corp. [2,3]	8.25	04/15/21	525	521,719
Owens-Illinois, Inc.	7.80	05/15/18	425	459,000
Ply Gem Industries, Inc. [1,2,3]	8.25	02/15/18	525	497,438
Polymer Group, Inc. [1,2,3]	7.75	02/01/19	525	526,312
Terex Corp. [1]	8.00	11/15/17	250	256,250
Trimas Corp. [1]	9.75	12/15/17	260	284,700
USG Corp. [1]	7.75	01/15/18	500	492,500

Total Capital Goods
(Cost - $4,827,333)				4,873,544

Consumer Cyclical - 12.7%
ACCO Brands Corp. [1]	10.63	03/15/15	500	558,125
ACE Hardware Corp. [1,2,3]	9.13	06/01/16	500	531,250
American Axle & Manufacturing, Inc. [1]	7.88	03/01/17	550	550,000
DineEquity, Inc. [2,3]	9.50	10/30/18	525	569,625
Easton-Bell Sports, Inc. [1]	9.75	12/01/16	475	523,687
Levi Strauss & Co.	7.63	05/15/20	500	500,000
Limited Brands, Inc.	8.50	06/15/19	250	285,000

See Notes to Portfolios of Investments and Notes to Financial Statements.

1

HELIOS HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Pittsburgh Glass Works LLC [2,3]	8.50%	04/15/16	$125	$128,438
Reynolds Group Issuer LLC [1,2,3]	9.00	04/15/19	525	518,437
Tenneco, Inc.	6.88	12/15/20	550	559,625
The Neiman Marcus Group, Inc. [1]	10.38	10/15/15	260	273,000
Visteon Corp. [2,3]	6.75	04/15/19	80	77,200

Total Consumer Cyclical
(Cost - $4,713,050)				5,074,387

Consumer Non-Cyclical - 3.2%
B&G Foods, Inc. [1]	7.63	01/15/18	500	526,250
C&S Group Enterprises LLC [2,3]	8.38	05/01/17	525	537,469
Rite Aid Corp. [1]	8.63	03/01/15	250	233,750

Total Consumer Non-Cyclical
(Cost - $1,255,976)				1,297,469

Energy - 24.9%
BreitBurn Energy Partners LP/BreitBurn Finance Corp. [1]	8.63	10/15/20	525	553,875
Calfrac Holdings LP [1,2,3]	7.50	12/01/20	525	530,250
Chaparral Energy, Inc. [1]	8.88	02/01/17	525	543,375
Crosstex Energy LP/Crosstex Energy Finance Corp. [1]	8.88	02/15/18	500	532,500
EV Energy Partners LP/EV Energy Finance Corp. [2,3]	8.00	04/15/19	550	552,062
Frac Tech Services LLC/Frac Tech Finance, Inc. [1,2,3]	7.13	11/15/18	340	345,100
Frontier Oil Corp.	8.50	09/15/16	500	535,000
GMX Resources, Inc. [1,2,3]	11.38	02/15/19	265	246,450
Hercules Offshore LLC [1,2,3]	10.50	10/15/17	325	339,625
Hilcorp Energy I LP/Hilcorp Finance Co. [2,3]	8.00	02/15/20	500	537,500
Key Energy Services, Inc.	6.75	03/01/21	400	400,000
Linn Energy LLC/Linn Energy Finance Corp.	8.63	04/15/20	500	542,500
McJunkin Red Man Corp. [1,2,3]	9.50	12/15/16	475	483,313
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC [1]	8.88	03/15/18	525	551,250
Pioneer Natural Resources Co.	6.65	03/15/17	350	381,212
Plains Exploration & Production Co.	7.63	06/01/18	500	525,000
Precision Drilling Corp.	6.63	11/15/20	450	455,625
Quicksilver Resources, Inc. [1]	11.75	01/01/16	350	400,750
SESI LLC [1]	6.88	06/01/14	450	455,625
Trinidad Drilling Limited [1,2,3]	7.88	01/15/19	325	336,375
Venoco, Inc. [2,3]	8.88	02/15/19	525	525,000
W & T Offshore, Inc. [2,3]	8.50	06/15/19	190	192,375

Total Energy
(Cost - $9,561,080)				9,964,762

Media - 12.0%
American Reprographics	10.50	12/15/16	525	547,312
Cablevision Systems Corp. [1]	8.63	09/15/17	750	812,812
CCO Holdings LLC/CCO Cap. Corp. [1]	8.13	04/30/20	750	810,000
Clear Channel Communications, Inc. [2,3]	9.00	03/01/21	525	502,688
Deluxe Corp. [1]	7.38	06/01/15	500	513,750
Insight Communications Co., Inc. [1,2,3]	9.38	07/15/18	500	548,750
LIN Television Corp. [1]	6.50	05/15/13	500	500,625
Mediacom LLC/Mediacom Cap. Corp. [1]	9.13	08/15/19	525	553,875

Total Media
(Cost - $4,705,385)				4,789,812

Services - 22.8%
AMC Entertainment, Inc. [1]	8.75	06/01/19	800	844,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. [1]	9.63	03/15/18	500	533,750
Beazer Homes USA, Inc. [1]	9.13	06/15/18	250	215,625
CityCenter Holdings LLC/CityCenter Finance Corp. [2,3]	7.63	01/15/16	100	103,250
FireKeepers Development Authority [1,2,3]	13.88	05/01/15	500	577,500
Harrahs Operating Escrow LLC / Harrahs Escrow Corp. [1]	11.25	06/01/17	450	496,688

See Notes to Portfolios of Investments and Notes to Financial Statements.

2

HELIOS HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Iron Mountain, Inc. [1]	8.38%	08/15/21	$250	$262,500
Iron Mountain, Inc. [1]	8.75	07/15/18	525	545,344
K Hovnanian Enterprises, Inc. [1]	10.63	10/15/16	525	523,688
Marina District Finance Co., Inc.	9.88	08/15/18	525	544,687
Maxim Crane Works LP [1,2,3]	12.25	04/15/15	525	525,000
MGM Mirage, Inc. [1]	5.88	02/27/14	525	504,656
MGM Mirage, Inc. [1]	10.38	05/15/14	250	283,750
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. [2,3]	8.88	04/15/17	525	526,312
Pokagon Gaming Authority [2,3]	10.38	06/15/14	500	515,625
RSC Equipment Rental, Inc./RSC Holdings III LLC [1]	10.25	11/15/19	250	273,750
Service Corp. International [1]	6.75	04/01/16	750	808,125
Standard Pacific Corp. [1]	8.38	05/15/18	500	495,625
United Rentals North America, Inc. [1]	8.38	09/15/20	525	531,562

Total Services
(Cost - $8,669,207)				9,111,437

Technology & Electronics - 2.8%
First Data Corp. [1,2,3]	8.25	01/15/21	525	514,500
First Data Corp.	9.88	09/24/15	53	54,458
Freescale Semiconductor, Inc. [1,2,3]	9.25	04/15/18	500	538,750

Total Technology & Electronics
(Cost - $1,052,102)				1,107,708

Telecommunications - 13.1%
Cincinnati Bell, Inc. [1]	8.25	10/15/17	250	251,250
Cincinnati Bell, Inc. [1]	8.38	10/15/20	500	498,750
Citizens Communications Corp. [1]	7.13	03/15/19	950	973,750
Global Crossing Limited [1]	12.00	09/15/15	750	873,750
Nextel Communications, Inc.	7.38	08/01/15	500	500,000
PAETEC Holding Corp. [1]	9.50	07/15/15	250	259,375
PAETEC Holding Corp. [2,3]	9.88	12/01/18	300	310,875
Sprint Capital Corp.	8.75	03/15/32	500	541,250
Windstream Corp. [1]	7.00	03/15/19	1,000	1,010,000

Total Telecommunications
(Cost - $4,978,687)				5,219,000

Utility - 3.1%
Calpine Corp. [1,2,3]	7.25	10/15/17	500	507,500
Edison Mission Energy	7.00	05/15/17	250	202,500
NRG Energy, Inc.	8.50	06/15/19	500	517,500

Total Utility
(Cost - $1,189,625)				1,227,500

Total HIGH YIELD CORPORATE BONDS
(Cost - $50,100,133)				52,701,429

TERM LOANS - 0.5%
Texas Competitive Electric Holdings Co. LLC	4.69	10/10/17	127	99,458
Texas Competitive Electric Holdings Co. LLC	4.77	10/10/17	135	105,538

Total TERM LOANS
(Cost - $209,874)				204,996

			Shares
COMMON STOCKS - 1.5%
Consumer Discretionary - 0.9%
DR Horton, Inc.			5,500	63,360
General Motors Co.			5,823	176,786
Hovnanian Enterprises, Inc. [4]			5,700	13,737
M.D.C Holdings, Inc.			2,000	49,280

See Notes to Portfolios of Investments and Notes to Financial Statements.

3

HELIOS HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2011

	Shares	Value
COMMON STOCKS (continued)
The Ryland Group, Inc.	3,100	$51,243
Total Consumer Discretionary

(Cost - $561,425)		354,406

Telecommunication Services - 0.6%
Frontier Communications Corp.	15,508	125,150
Windstream Corp.	8,300	107,568

Total Telecommunication Services
(Cost - $273,229)		232,718

Total COMMON STOCKS
(Cost - $834,654)		587,124

WARRANTS - 0.5%
Consumer Discretionary - 0.5%
General Motors Co., [4]
Expiration: July 2016
Exercise Price: $10.00	5,294	113,292
General Motors Co., [4]
Expiration: July 2019
Exercise Price: $18.33	5,294	84,333

Total Consumer Discretionary
(Cost - $336,206)		197,625

Total WARRANTS
(Cost - $336,206)		197,625

Total Investments - 137.3%
(Cost - $52,409,293)		54,871,768
Liabilities in Excess of Other Assets - (37.3)%		(14,905,669)

NET ASSETS - 100.0%		$39,966,099

See Notes to Portfolios of Investments and Notes to Financial Statements.

4

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

June 30, 2011

The following notes should be read in conjunction with the accompanying Portfolios of Investments.

1	—	Portion or entire principal amount pledged as collateral for margin loans.
2	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2011, the total values of all such investments were as follows:

Fund	Value	% of Net Assets
Helios Advantage Income Fund, Inc.	$21,165,457	37.08%
Helios High Income Fund, Inc.	14,361,519	35.93
Helios Multi-Sector High Income Fund, Inc.	16,880,964	37.38
Helios Strategic Income Fund, Inc.	11,809,300	31.29

3	—	Private Placement.

4	—	Non-Income producing security.

5	—	Variable rate security – Interest rate shown is the rate in effect as of June 30, 2011.

HELIOS FUNDS

Notes to Financial Statements

June 30, 2011 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

HELIOS FUNDS

Notes to Financial Statements

June 30, 2011 (Unaudited)

• Level 1 –	quoted prices in active markets for identical investments

• Level 2 –	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Funds’ investments carried at fair value:

Helios Advantage Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 – Quoted Prices	$—	$—	$—	$788,379	$263,475	$1,051,854
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	1,180,594	42,987,815	—	—	—	44,168,409
Level 3 – Significant Unobservable Inputs	—	30,907,809	260,904	—	—	31,168,713

Total	$1,180,594	$73,895,624	$260,904	$788,379	$263,475	$76,388,976

Helios High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 – Quoted Prices	$—	$—	$—	$587,124	$197,625	$784,749
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	1,180,594	31,414,815	—	—	—	32,595,409
Level 3 – Significant Unobservable Inputs	—	21,286,614	204,996	—	—	21,491,610

Total	$1,180,594	$52,701,429	$204,996	$587,124	$197,625	$54,871,768

HELIOS FUNDS

Notes to Financial Statements

June 30, 2011 (Unaudited)

Helios Multi-Sector High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 – Quoted Prices	$—	$—	$—	$664,519	$230,550	$895,069
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	963,750	34,433,668	—	—	—	35,397,418
Level 3 – Significant Unobservable Inputs	—	24,355,903	223,632	—	—	24,579,535

Total	$963,750	$58,789,571	$223,632	$664,519	$230,550	$60,872,022

Helios Strategic Income Fund, Inc.

Valuation Inputs	Commercial Mortgage- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 – Quoted Prices	$—	$—	$—	$—	$2,676,367	$197,625	$2,873,992
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—	10,499,559	16,279,286	—	—	—	26,778,845
Level 3 – Significant Unobservable Inputs	4,873,765	—	16,282,478	186,360	—	—	21,342,603

Total	$4,873,765	$10,499,559	$32,561,764	$186,360	$2,676,367	$197,625	$50,995,440

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Helios Advantage Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$31,193,500	$291,584	$31,485,084
Accrued Discounts (Premiums)	10,734	1,791	12,525
Realized Gain / (Loss)	(1,395,773)	2,356	(1,393,417)
Change in Unrealized Appreciation (Depreciation)	749,042	(5,116)	743,926
Net Purchases (Sales)	1,365,306	(29,711)	1,335,595
Transfers into Level 3	—	—	—
Transfers out of Level 3	(1,015,000)	—	(1,015,000	)(a)

Balance as of June 30, 2011	$30,907,809	$260,904	$31,168,713

Change in unrealized gains or losses relating to assets still held at reporting date	$(518,645)	$(6,209)	$(524,854)

HELIOS FUNDS

Notes to Financial Statements

June 30, 2011 (Unaudited)

Helios High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$20,909,956	$229,102	$21,139,058
Accrued Discounts (Premiums)	11,177	1,407	12,584
Realized Gain / (Loss)	79,639	1,851	81,490
Change in Unrealized Appreciation (Depreciation)	(444,152)	(4,019)	(448,171)
Net Purchases (Sales)	1,288,244	(23,345)	1,264,899
Transfers into Level 3	—	—	—
Transfers out of Level 3	(558,250)	—	(558,250	)(a)

Balance as of June 30, 2011	$21,286,614	$204,996	$21,491,610

Change in unrealized gains or losses relating to assets still held at reporting date	$(352,020)	$(4,878)	$(356,898)

Helios Multi-Sector High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$23,513,374	$249,929	$23,763,303
Accrued Discounts (Premiums)	11,278	1,535	12,813
Realized Gain / (Loss)	(614,327)	2,020	(612,307)
Change in Unrealized Appreciation (Depreciation)	172,120	(4,385)	167,735
Net Purchases (Sales)	1,831,708	(25,467)	1,806,241
Transfers into Level 3	—	—	—
Transfers out of Level 3	(558,250)	—	(558,250	)(a)

Balance as of June 30, 2011	$24,355,903	$223,632	$24,579,535

Change in unrealized gains or losses relating to assets still held at reporting date	$(391,118)	$(5,321)	$(396,439)

Helios Strategic Income Fund, Inc.

Investments in Securities	Commercial Mortgage- Backed Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$4,799,663	$14,795,090	$208,275	$19,803,028
Accrued Discounts (Premiums)	(3,856)	13,530	1,279	10,953
Realized Gain / (Loss)	—	(1,263,176)	1,683	(1,261,493)
Change in Unrealized Appreciation (Depreciation)	77,958	1,114,786	(3,654)	1,189,090
Net Purchases (Sales)	—	2,129,748	(21,223)	2,108,525
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(507,500)	—	(507,500	)(a)

Balance as of June 30, 2011	$4,873,765	$16,282,478	$186,360	$21,342,603

Change in unrealized gains or losses relating to assets still held at reporting date	$77,958	$(289,413)	$(4,434)	$(215,889)

(a)	Transferred from Level 3 to Level 2 because of an increase of observable market data for these securities.

HELIOS FUNDS

Notes to Financial Statements

June 30, 2011 (Unaudited)

For the three months ended June 30, 2011, there was no significant security transfer activity between Level 1 and Level 2.

Credit Facility: Effective March 21, 2011, the Funds established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by mutual funds. Each Fund pays interest in the amount of 0.80% on the total line of credit amount available plus the 3-month London Interbank Offered Rate on the amount outstanding. For the three month period ended June 30, 2011, the average interest rate paid under the line of credit was 1.06% for each of the Funds.

	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi- Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Total line of credit amount available	$27,000,000	$19,000,000	$22,000,000	$18,000,000
Line of credit outstanding at June 30, 2011	22,200,000	16,900,000	19,150,000	14,950,000
Line of credit amount unused at June 30, 2011	4,800,000	2,100,000	2,850,000	3,050,000
Average balance outstanding during the year	22,200,000	16,900,000	19,150,000	14,950,000
Interest expense incurred on line of credit during the year	59,668	45,423	51,470	40,182

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at June 30, 2011 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$73,074,577	$4,208,138	$(893,739)	$3,314,399
Helios High Income Fund, Inc.	52,409,293	3,137,136	(674,661)	2,462,475
Helios Multi-Sector High Income Fund, Inc.	58,422,120	3,205,427	(755,525)	2,449,902
Helios Strategic Income Fund, Inc.	48,688,216	3,049,942	(742,718)	2,307,224

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Helios High Income Fund, Inc.

by (Signature and Title):	/s/ Kim G.Redding
Kim G. Redding
President

Date: August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

by (Signature and Title):	/s/ Kim G.Redding
Kim G. Redding.
President

Date: August 19, 2011

by (Signature and Title):	/s/ Steven M. Pires
Steven M. Pires
Treasurer

Date: August 19, 2011